The UBS Funds

Prospectus Supplement | June 16, 2026

Includes:

•  UBS Multi Income Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectuses, dated October 28, 2025, previously supplemented, for UBS Multi Income Bond Fund (the "Fund"), a series of The UBS Funds, as follows:

Patrick Matijevich no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, will assume Mr. Matijevich's portfolio management responsibilities for the Fund.

Therefore, all references to Patrick Matijevich are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1303

The UBS Funds

Supplement to the Statement of Additional Information | June 16, 2026

Includes:

•  UBS Multi Income Bond Fund

Dear Investor,

The purpose of this supplement is to update the information in the Statement of Additional Information, dated October 28, 2025, previously supplemented, for UBS Multi Income Bond Fund (the "Fund"), a series of The UBS Funds, as follows:

Patrick Matijevich no longer serves as a portfolio manager for the Fund. The remaining portfolio managers of the Fund, Branimir Petranovic and David Kim, will assume Mr. Matijevich's portfolio management responsibilities for the Fund.

Therefore, all references to Patrick Matijevich are hereby deleted in their entirety.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1304